Property, Plant and Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [abstract]
Assets impaired of Colombian assets	$ 10,000
Borrowing costs capitalized	8,000	$ 3,000
Fixed assets purchased on credit	$ 23,000	$ 5,000	$ 25,000